UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Advisory Research MLP & Energy Infrastructure Fund
(Class I: MLPPX)

SEMI-ANNUAL REPORT
May 31, 2016

Advisory Research MLP & Energy Infrastructure Fund
Class I
A series of Investment Managers Series Trust

Shareholder letter	1
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Expense Example	24

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research MLP & Energy Infrastructure Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.advisoryresearch.com

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6750 www.advisoryresearch.com

MLP & Energy Infrastructure Fund
(“MLPPX”)
May 31, 2016

Dear Shareholder,

Thank you for your investment in the Advisory Research MLP & Energy Infrastructure Fund (the “Fund”).  This report covers the six month period ended May 31, 2016, as well as an overall update on the Fund’s investments.

Our firm, Advisory Research, Inc., serves as investment advisor for the Fund.  We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s primary investment objective is to seek current income and secondarily, long-term capital appreciation.  The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities, with an emphasis on MLPs and entities affiliated with MLPs.  We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes, and some tax advantages.  The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.

We expect the Fund to exhibit high correlation to and aim to generate similar returns with the Alerian MLP Index (the “Index”), but with less volatility and more liquidity over a full market cycle. In general, we would expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long-term potential.

Relative to the Alerian MLP Index, the Fund’s performance has been challenging in recent periods but remains in-line with initial expectations since inception.

Fund Results as of May 31, 2016

6 Month Period	Performance	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	-0.50%	38.84%	0.96
Alerian MLP Index	5.22%	49.10%
1 Year Period	Performance	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	-29.37%	31.81%	0.95
Alerian MLP Index	-24.20%	41.32%
5 Year Period	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	2.55%	17.78%	0.93
Alerian MLP Index	2.43%	23.84%
Since Inception (9/9/2010)	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Infrastructure Fund	5.09%	16.85%	0.93
Alerian MLP Index	4.97%	22.64%

1

[1]	Standard deviation measures the dispersion of a set of data from its mean. Standard deviation is annualized based on daily total returns and indicates the volatility of a fund’s total returns. In general, the higher the standard deviation, the greater the volatility of return.
[2]	Annualized

The performance data quoted here represents past performance. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.  Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and most recent month-end performance may be obtained by calling 1-888-665-1414.  The total annual gross and net operating expense ratios for the Fund’s Class I shares are 0.94% and 1.00% respectively3.  There is a 2% redemption fee if redeemed within 90 days of purchase.

Six Month Performance ended May 31, 2016

During the period the Fund’s total return was -0.50%, which compared unfavorably to the Index return of 5.22%. The MLP and energy infrastructure equity4 allocation returned -1.3% while the fixed income assets4 returned 7.3%.

The largest detractor to relative performance was the non-MLP equity4 portion of the portfolio, which returned -4.0%, meaningfully underperforming the Index.

A big driver of returns during the recovery we have experienced in 2016 has been our fixed income exposure.  The bonds in the portfolio actually outpaced the benchmark.  While this might be surprising to some, it follows reason that common equities cannot recover value if there is not first a recovery in the value of senior securities.  Another driver of returns was improved returns from the general partners, reversing a trend that hurt the strategy in the second half of 2015.

Since Inception Performance
MLPs have completed a full market cycle since the Fund’s inception in 2010, and today’s long-term relative performance is consistent with what we expected at the Fund’s inception.

Total Returns as of May 31, 2016	Since Inception* (9/9/2010)
MLP & Energy Infrastructure Fund	5.09%
Alerian MLP Index	4.97%

*	Annualized

Since inception, the Fund has returned 5.09%, ahead of the 4.97% annualized return for the Index.  The equity4 portion of the Fund remains the main driver of performance, returning 6.9% annualized since inception. The fixed income4 portion of the strategy has returned 4.4% annualized since inception, ahead of the 1.8% annualized return for the Corporate High Yield/Energy portion of the Barclays U.S. Aggregate Bond Index.

The fixed income portion of the Fund continues to help reduce volatility for the portfolio.  Since inception the Fund’s volatility has averaged about 74% of the Alerian’s volatility. To illustrate risk-adjusted returns, we use the ratio of total annualized return divided by annualized standard deviation.  Since inception the Fund outperformed the Index with less volatility.

2

Risk-Adjusted Return Ratio	Since Inception (9/9/2010)
MLP & Energy Infrastructure Fund	0.30
Alerian MLP Index	0.22

The Fund continues to exhibit strong correlation to the Index, with a correlation ratio of 0.93 since inception.  We expect that the Fund’s focus on buying MLPs and other securities closely related to MLPs will help keep the correlation with the Index high over time.

Asset Allocation
The equity allocation at May 31, 2016 was lower than the Fund’s average asset mix of 70.3% since inception.  We remain above our long-term equity target of 60% and continue to expect that MLP-related equities will have a positive total return in 2016.  Given our outlook for positive yet volatile returns in the second half of 2016, we have been reducing our equity weightings into strength.

	MLP and Energy Infrastructure Equity[4]	Fixed Income and Cash[4]
Period Ending 5/31/2016	66.7%	33.3%
Average Since Inception (9/9/2010)	70.3%	29.7%

An advantage of the strategy we employ is the ability to invest across the capital structure of the energy infrastructure entities in which we invest.  In the recent period of uncertainty, we chose to purchase more senior securities.  This meant increasing our allocation to fixed income, as stated above, and also purchasing preferred equity securities.  Preferred securities served two purposes for the portfolio: 1) a defensive role when the equity environment was very negative, and 2) increasing our risk exposure as fixed income recovered quickly after the February 2016 bottom in equity and commodity markets.  Preferred issuances have been a source of alternate financing for energy companies in previous cycles, and are of increasing prominence in today’s market.  As equity and commodity markets continue to improve over time, we expect that energy companies will seek new capital in the form of traditional equity and debt as markets allow.

Outlook
While we expect that the Alerian MLP Index will finish the year higher than it is today, we anticipate volatility will remain elevated as the recovery continues to take hold. We are maintaining our high single digit to low double digit total return outlook for the Alerian over the long term and believe that the returns and volatility levels of MLPs will stack up favorably against many similar asset classes that investors are comparing to MLPs.  We also believe that our Fund is structured to achieve similar returns to the Alerian MLP Index over a full market cycle with significantly less volatility.

The issues for MLP investors to focus on have not changed materially over the past six months.  The prominent drivers of performance continue to be correlation with energy-related commodities, slowing distribution growth, and attractive valuation levels.

3

As “green shoots” continue to take hold, valuation levels rise, and a few high profile distribution cuts occur, we expect MLP levels to rise albeit with a fairly high level of volatility.  As we move into 2017, we would expect that the meaningful progress that MLPs have made in reducing growth expectations, reducing their debt, and improving distribution coverage ratios will result in continued solid returns with a gradual reduction in both correlation to commodity prices and price volatility.  This outlook assumes MLPs will have attractive access to the capital markets.  Based upon the above scenario, lower growth at an enterprise level and in distributions means less capital will be needed.  It appears as though investors are warming to this new outlook, as capital markets reopened at the end of the first quarter.  Calendar year-to-date MLPs have raised over $2 billion in new equity, almost $5 billion through new debt issuances, and $4.8 billion in preferred security offerings.  This total raise is well behind similar periods for recent years but this paints a much healthier picture than the lack of activity we experienced during early 2016.

We believe that there will be weakness in produced volumes of crude oil and natural gas over the next few quarters, perhaps bottoming in 2016 and then recovering somewhat in 2017 and beyond.  During this bottoming process, those assets tied to the import/export of crude oil and refined products should be well positioned.  Additionally, infrastructure near demand centers (refineries, power plants, and population centers) should also see relatively stable volumes.  The next 18 months will be a period of adjustment for issuers and investors, but we are optimistic that the worst is behind us.

As a shareholder, you will receive a 1099 tax form for 2016.  Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed.  Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares.  Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

Advisory Research, Inc.

Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology.   The since inception performance shown for the index is that of the Fund’s inception.

Alerian MLP Equal Weight Index is the equal-weighted version of the Alerian MLP Index, which includes the same 50 companies but allocates a 2% weight to each constituent at each rebalancing.

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities.  The index includes bonds from the Treasury, Government-Related, Corporate, Mortgage Backed Securities (agency fixed-rate and hybrid Adjustable Rate Mortgage pass-throughs), Asset Backed Securities, and Collateralized Mortgage Backed Securities sectors.

4

S&P 500 Index is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States.

S&P 500 Energy Index is comprised those companies in the S&P 500 that are classified as members of the GICS energy sector.

West Texas Intermediate (WTI) is a grade of crude oil used as a benchmark in oil pricing.  It is the underlying commodity of the New York Mercantile Exchange’s oil futures contracts.

Indexes are un-managed and do not account for investment expenses.  You cannot invest directly in an index.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange.  It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather.  MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. Investments in securities of a limited number of issuers or primarily of the energy infrastructure sector exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

 The Fund may invest in derivatives, (futures and options), high yield debt (also known as junk bonds) and ETFs. These investments involve significant risks and losses may occur. Derivatives may be more sensitive to changes in market conditions and may amplify risks.

 The Fund may invest in the debt securities of MLPs and generally, fixed income securities decrease in value when interest rates rise. High yield securities are below investment grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.
5

Certain transactions including the use of derivatives may give rise to a form of leverage which may increase the risk of loss and cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the NAV of the Fund generally to decline faster than it would otherwise.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

[3]
The Advisor has contractually agreed to waive its fees and/or pay for expenses until March 31, 2017 and may be terminated by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, for three years from the date of any such waiver or payment to the extent a class’s total annual fund operating expenses do not exceed the limits described above.  The recoupment is reflected in the net expense ratio.  Performance would have been lower without fee waivers in effect.

[4]
Sector and allocation performance shows the extent to which underlying holdings affect a fund’s performance relative to its index. The methodology of calculation is different from total return and will not match the fund’s performance.  Performance shown is historical and is no guarantee of future results.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

6

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 27.1%
	ENERGY – 24.9%
$175,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	$157,500
700,000	Concho Resources, Inc. 5.500%, 4/1/2023[1]	700,000
	DCP Midstream LLC
200,000	9.750%, 3/15/2019[2]	213,000
2,375,000	8.125%, 8/16/2030	2,303,750
8,950,000	6.750%, 9/15/2037[2]	7,674,625
3,000,000	HollyFrontier Corp. 5.875%, 4/1/2026[1]	3,080,709
	Kinder Morgan, Inc.
300,000	8.050%, 10/15/2030	326,655
1,500,000	7.800%, 8/1/2031	1,613,688
2,725,000	7.750%, 1/15/2032	2,948,047
14,225,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	13,434,090
	ONEOK, Inc.
7,200,000	7.500%, 9/1/2023[1]	7,434,360
10,075,000	6.000%, 6/15/2035	8,513,375
	PBF Holding Co. LLC / PBF Finance Corp.
8,175,000	8.250%, 2/15/2020[1]	8,502,000
4,625,000	7.000%, 11/15/2023[1,2]	4,422,656
7,250,000	QEP Resources, Inc. 6.875%, 3/1/2021	7,286,250
1,850,000	Range Resources Corp. 5.750%, 6/1/2021[1]	1,799,125
	Rockies Express Pipeline LLC
2,150,000	6.850%, 7/15/2018[2]	2,236,000
6,150,000	5.625%, 4/15/2020[2]	6,257,625
3,500,000	6.875%, 4/15/2040[2]	3,412,500
	Spectra Energy Capital LLC
6,825,000	6.750%, 2/15/2032	6,945,755
1,000,000	7.500%, 9/15/2038	1,096,014
5,375,000	Tennessee Gas Pipeline Co. LLC 8.375%, 6/15/2032	5,937,628
1,000,000	Valero Energy Corp. 8.750%, 6/15/2030	1,285,602
11,300,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	10,198,250
	Williams Cos., Inc.
5,800,000	4.550%, 6/24/2024[1]	5,060,500
6,775,000	8.750%, 3/15/2032	6,995,187
		119,834,891

7

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL – 0.8%
$4,785,000	Teekay Corp. 8.500%, 1/15/2020[3]	$3,863,887

	UTILITIES – 1.4%
7,250,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 7/15/2019[1]	6,525,000

	TOTAL CORPORATE BONDS (Cost $133,830,537)	130,223,778

Number of Shares

	COMMON STOCKS – 39.1%
	ENERGY – 36.1%
1,407,312	Enbridge Energy Management LLC	30,763,848
1,195,439	EnLink Midstream LLC	18,732,529
656,000	Kinder Morgan, Inc.	11,860,480
146,683	NextEra Energy Partners LP	4,184,866
628,610	ONEOK, Inc.	27,187,383
460,868	Pattern Energy Group, Inc. - Class A	10,037,705
429,540	Spectra Energy Corp.	13,685,144
367,515	Tallgrass Energy GP LP - Class A	8,835,061
646,484	Targa Resources Corp.	27,688,910
917,652	Williams Cos., Inc.	20,335,168
		173,311,094
	INDUSTRIAL – 0.9%
675,071	Teekay Offshore Partners LP3	4,259,698

	UTILITIES – 2.1%
661,586	NRG Yield, Inc. - Class C	10,228,120

	TOTAL COMMON STOCKS (Cost $226,772,323)	187,798,912

	MASTER LIMITED PARTNERSHIPS – 22.7%
	ENERGY – 22.3%
193,698	Buckeye Partners LP	13,930,760
795,441	DCP Midstream Partners LP	26,671,137
652,094	Enable Midstream Partners LP	9,481,447
505,655	Energy Transfer Partners LP	18,335,050
647,595	MPLX LP	20,658,281
185,087	Sunoco, Inc.	6,139,336
216,732	TC PipeLines LP	11,970,108
		107,186,119
	INDUSTRIAL – 0.4%
174,275	USD Partners LP	1,815,945

8

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIPS (Continued)
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $104,616,493)	$109,002,064

	PREFERRED STOCKS – 5.2%
	ENERGY – 5.2%
481,351	Anadarko Petroleum Corp. 7.500%, 6/7/2018[4]	18,616,250
135,140	Kinder Morgan, Inc. 9.750%, 10/26/2018[4]	6,150,897
		24,767,147
	TOTAL PREFERRED STOCKS (Cost $21,299,539)	24,767,147

	SHORT-TERM INVESTMENTS – 5.0%
24,038,917	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.15%[5]	24,038,917

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,038,917)	24,038,917

	TOTAL INVESTMENTS – 99.1% (Cost $510,557,809)	475,830,818
	Other Assets in Excess of Liabilities – 0.9%	4,432,252

	TOTAL NET ASSETS – 100.0%	$480,263,070

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – (0.1)%
	Kinder Morgan, Inc.
(3,000)	Exercise Price: $20, Expiration Date: January 20, 2017	(315,000)
(2,810)	Exercise Price: $23, Expiration Date: January 21, 2017	(134,880)
	Spectra Energy Corp.
(4,295)	Exercise Price: $34, Expiration Date: September 17, 2016	(231,930)

	TOTAL CALL OPTIONS (Proceeds $927,465)	(681,810)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $927,465)	$(681,810)

LLC – Limited Liability Company
LP – Limited Partnership

9

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2016 (Unaudited)

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $37,807,996.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

10

Advisory Research MLP & Energy Infrastructure Fund
SUMMARY OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Energy	24.9%
Utilities	1.4%
Industrial	0.8%
Total Corporate Bonds	27.1%
Common Stocks
Energy	36.1%
Utilities	2.1%
Industrial	0.9%
Total Common Stocks	39.1%
Master Limited Partnerships
Energy	22.3%
Industrial	0.4%
Total Master Limited Partnerships	22.7%
Preferred Stocks
Energy	5.2%
Short-Term Investments	5.0%
Total Preferred Stocks	5.2%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

11

Advisory Research MLP & Energy Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $510,557,809)	$475,830,818
Receivables:
Investment securities sold	10,443,942
Fund shares sold	26,662
Dividends and interest	3,224,497
Prepaid expenses	30,697
Total assets	489,556,616

Liabilities:
Written options contracts, at value (proceeds $927,465)	681,810
Payables:
Fund shares redeemed	572,589
Investment securities purchased	7,520,090
Due to Custodian	40,451
Advisory fees	347,406
Fund administration fees	31,881
Fund accounting fees	30,081
Transfer agent fees and expenses	13,167
Custody fees	10,047
Auditing fees	9,278
Chief Compliance Officer fees	3,260
Accrued other expenses	33,486
Total liabilities	9,293,546

Net Assets	$480,263,070

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of
shares authorized)	$620,192,834
Accumulated net investment loss	(15,034,383)
Accumulated net realized loss on investments and written options contracts	(90,414,045)
Net unrealized appreciation (deprecriation) on:
Investments	(34,726,991)
Written options contracts	245,655
Net Assets	$480,263,070

Class I:
Shares of beneficial interest issued and outstanding	54,461,319
Net asset value per share	$8.82

See accompanying Notes to Financial Statements.

12

Advisory Research MLP & Energy Infrastructure Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $59)	$3,941,769
Interest	4,495,038
Total investment income	8,436,807

Expenses:
Advisory fees	1,491,803
Fund administration fees	127,100
Fund accounting fees	58,725
Transfer agent fees and expenses	28,889
Custody fees	24,620
Miscellaneous	22,280
Registration fees	17,429
Legal fees	15,810
Auditing fees	9,293
Shareholder reporting fees	7,325
Trustees' fees and expenses	4,294
Chief Compliance Officer fees	2,210
Insurance fees	727

Total expenses	1,810,505
Advisory fees recovered	178,472
Net expenses	1,988,977
Net investment income	6,447,830

Realized and Unrealized Gain (Loss) on Investments and Written Options Contracts
Net realized loss on:
Investments	(83,490,283)
Written options contracts	(1,797,651)
Net realized loss	(85,287,934)
Net change in unrealized appreciation/depreciation on:
Investments	86,556,652
Written options contracts	245,655
Net realized and unrealized gain on investments and written options contracts	1,514,373

Net increase in Net Assets from Operations	$7,962,203

See accompanying Notes to Financial Statements.

13

Advisory Research MLP & Energy Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$6,447,830	$5,986,941
Net realized loss on investments and written options contracts	(85,287,934)	(5,821,991)
Net change in unrealized appreciation/depreciation on investments	86,802,307	(124,790,469)
Net increase (decrease) in net assets resulting from operations	7,962,203	(124,625,519)

Distributions to Shareholders:
From net investment income	(19,810,855)	(5,374,790)
Return of capital	-	(14,828,287)
Total distributions to shareholders	(19,810,855)	(20,203,077)

Capital Transactions:
Class I:
Proceeds from shares sold	76,329,933	420,655,410
Reinvestment of distributions	19,197,156	18,852,110
Cost of shares redeemed[1]	(32,661,038)	(32,850,383)
Net increase in net assets from capital transactions	62,866,051	406,657,137

Total increase in net assets	51,017,399	261,828,541

Net Assets:
Beginning of period	429,245,671	167,417,130
End of period	$480,263,070	$429,245,671

Accumulated net investment loss	$(15,034,383)	$(1,671,358)

Capital Share Transactions:
Shares sold	10,021,230	35,353,862
Shares reinvested	2,543,261	1,734,220
Shares redeemed	(4,211,783)	(2,965,582)
Net increase in capital share transactions	8,352,708	34,122,500

[1]	Net of redemption fee proceeds of $6,132 and $435, respectively.

See accompanying Notes to Financial Statements.

14

Advisory Research MLP & Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Year Ended November 30, 2015		For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011

Net asset value, beginning of period	$9.31		$13.97		$12.45	$11.91	$11.25	$10.48
Income from Investment Operations:
Net investment income[1]	0.12		0.26		0.23	0.19	0.22	0.18
Net realized and unrealized gain (loss) on investments	(0.24)		(4.20)		2.23	1.71	1.06	1.19
Total from investment operations	(0.12)		(3.94)		2.46	1.90	1.28	1.37

Less distributions:
From net investment income	(0.37)		(0.20)		(0.40)	(0.10)	(0.22)	(0.13)
From net realized gain	-		-		(0.37)	(1.26)	(0.40)	(0.36)
From return of capital	-		(0.52)		(0.17)	-	-	(0.11)
Total distributions	(0.37)		(0.72)		(0.94)	(1.36)	(0.62)	(0.60)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	-	-	-

Net asset value, end of period	$8.82		$9.31		$13.97	$12.45	$11.91	$11.25

Total return[3]	(0.50%)	[4]	(29.18%)		20.18%	17.32%	11.60%	13.26%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$480,263		$429,246		$167,417	$31,819	$26,845	$22,368

Ratio of expenses to average net assets: [5]
Before fees waived/recovered	0.91%	[6]	0.94%		1.18%	1.40%	1.47%	2.13%
After fees waived/recovered	1.00%	[6]	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before fees waived/recovered	3.33%	[6]	2.23%		1.49%	1.12%	1.36%	0.50%
After fees waived/recovered	3.24%	[6]	2.17%		1.67%	1.52%	1.83%	1.63%
Portfolio turnover rate	34%	[4]	29%		34%	56%	103%	99%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not Annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.00%.
[6]	Annualized.

See accompanying Notes to Financial Statements.
15

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to December 27, 2013, the Fund was known as FAMCO MLP & Energy Infrastructure. The Fund’s primary investment objective is current income and long-term capital appreciation. The Fund commenced investment operations on September 9, 2010. The outstanding shares of the Fund were exchanged on July 16, 2014 into a newly created Class I shares of the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid [or mean] price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality, and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.
16

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

17

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

Transactions in option contracts written for the six months ended May 31, 2016 were as follows:

	Number of Contracts	Premium Amount
Outstanding at November 30, 2015	-	$-
Options written	20,724	1,586,658
Options terminated in closing purchasing transactions	(9,794)	(589,895)
Options expired	(825)	(69,298)
Options exercised	-	-
Outstanding at May 31, 2016	10,105	$927,465

(g) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the open year ended November 30, 2015, and as of and during the six months ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Fund will make distributions quarterly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

18

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and/ pay for operating expenses to ensure that total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund's average daily net assets of the Fund.  This agreement is in effect until March 31, 2017, and may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended May 31, 2016, the Advisor recovered $178,472 of its advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three full fiscal years following the fiscal year in which such reimbursements occurred. At May 31, 2016, the amount of these potentially recoverable expenses was $19,158. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

2017	$19,158

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended May 31, 2016, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$506,988,141

Gross unrealized appreciation	42,142,465
Gross unrealized depreciation	(73,299,788)

Net unrealized depreciation on investments	$(31,157,323)

19

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2015, the components of accumulated earnings (deficit) for the Fund on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital, other losses and partial MLP dispositions	(14,264,088)
Net unrealized depreciation on investments	(113,817,024)
Total accumulated deficit	$(128,081,112)

At November 30, 2015, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.  Pursuant to the Code, such capital loss carryforwards will expire as follows:

Not Subject to Expiration
Short term	Long Term	Total
$4,067,350	$819,460	$4,886,810

The tax character of distributions paid during the fiscal years ended November 30, 2015 and November 30, 2014 for the Fund was as follows:

Distribution paid from:	2015	2014
Ordinary income	$5,374,790	1,913,572
Long-term capital gains	-	1,811,401
Tax return of capital	14,828,287	996,555
Total distributions paid	$20,203,077	4,721,528

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended May 31, 2016 and the year ended November 30, 2015, the Fund received $6,132 and $435, respectively in redemption fees.

Note 6 –  Investment Transactions
For the six months ended May 31, 2016, purchases and sales of investments, excluding short-term investments, were $178,094,618 and $137,731,781, respectively.

20

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund’s assets carried at fair value:

21

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$119,834,891	$-	$119,834,891
Industrial	-	3,863,887	-	3,863,887
Utilities	-	6,525,000	-	6,525,000
Common Stocks
Energy	173,311,094	-	-	173,311,094
Industrial	4,259,698	-	-	4,259,698
Utilities	10,228,120	-	-	10,228,120
Master Limited Partnerships
Energy	107,186,119	-	-	107,186,119
Industrial	1,815,945	-	-	1,815,945
Preferred Stocks
Energy	24,767,147	-	-	24,767,147
Short-Term Investments	24,038,917	-	-	24,038,917
Total Investments	$345,607,040	$130,223,778	$-	$475,830,818

Liabilities
Written Options Contracts	$681,810	$-	$-	$681,810

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 9 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in written options during the six months ended May 31, 2016.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of May 31, 2016 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$-	Written options contracts, at value	$681,810
Total		$-		$681,810

22

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$-	$(1,797,651)
Total	$-	$(1,797,651)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$-	$-	$245,656
Total	$-	$-	$245,656

The quarterly average volumes of derivative instruments as of May 31, 2016 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	-
	Written options contracts	Number of contracts	(8,845)

Note 10 – Recently Issued Accounting Pronouncements
In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

23

Advisory Research MLP & Energy Infrastructure Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2016 (Unaudited)

Expense Example
As a shareholder of the Advisory Research MLP & Energy Infrastructure Fund (the ”Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 30, 2015 through May 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	12/1/15	5/31/16	12/1/15 – 5/31/16
Actual Performance	$1,000.00	$995.00	$4.99
Hypothetical (5% annual return before expenses)	1,000.00	1,020.00	5.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect a recovery of previously waived and/or absorbed fees and/or expenses. Assumes all dividends and distributions were reinvested.

24

Advisory Research MLP & Energy Infrastructure Fund
A series of Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research MLP & Energy Infrastructure Fund – Class I	MLPPX	461 418 626

Privacy Principles of the Advisory Research MLP & Energy Infrastructure Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research MLP & Energy Infrastructure Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 665-1414, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 665-1414. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Advisory Research MLP & Energy Infrastructure Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 665-1414

Advisory Research MLP & Energy Income Fund
(Class A: INFRX)
(Class C: INFFX)
(Class I: INFIX)

SEMI-ANNUAL REPORT
May 31, 2016

Advisory Research MLP & Energy Income Fund
A series of Investment Managers Series Trust

Shareholder letter	1
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	19
Expense Example	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research MLP & Energy Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.advisoryresearch.com

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6750 www.advisoryresearch.com

Advisory Research MLP & Energy Income Fund
(“INFIX/INFRX/INFFX”)
May 31, 2016

Dear Shareholder,

Thank you for your investment in the Advisory Research MLP & Energy Income Fund (“the Fund”).  This report covers the six month period ended May 31, 2016, as well as an overall update on the Fund’s investments.

Our firm, Advisory Research, Inc., serves as investment advisor for the Fund.  We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s primary investment objective is to seek current income and secondarily, long-term capital appreciation.  The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities, with an emphasis on MLPs and entities affiliated with MLPs.  We believe that a well constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes and some tax advantages.  The Fund will invest in both equity and fixed income securities with the asset allocation being a function of current opportunities.

We expect the Fund to exhibit high correlation to and aim to generate similar returns with the Alerian MLP Index (the “Index”), but with less volatility and more liquidity over a full market cycle. In general, we would expect the Fund to underperform when the Index is generating higher than average returns and to outperform when the Index performs at less than its long-term potential.

Relative to the Alerian MLP Index, the Fund’s performance has been challenging in recent periods but remains in-line with initial expectations since inception.

Fund Results as of May 31, 2016

6 Month	Performance	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	3.07%	35.93%	0.96
Alerian MLP Index	5.22%	49.10%
1 Year	Performance	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	-26.49%	30.08%	0.95
Alerian MLP Index	-24.20%	41.32%
5 Year	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	2.96%	17.07%	0.93
Alerian MLP Index	2.43%	23.84%
Since Inception (12/27/2010)	Performance[2]	Volatility[1]	Correlation to Index
MLP & Energy Income Fund – Class I	4.46%	16.56%	0.93
Alerian MLP Index	3.33%	23.16%

[1]	Standard deviation measures the dispersion of a set of data from its mean. Standard deviation is annualized based on daily total returns and indicates the volatility of a fund’s total returns. In general, the higher the standard deviation, the greater the volatility of return.
[2]	Annualized

The performance data quoted here represents past performance. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.  Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and most recent month-end performance may be obtained by calling 1-888-665-1414.  The total annual gross and net operating expense ratios for the Fund’s Class I shares are 1.15% and 1.15% respectively.3  There is a 2% redemption fee if redeemed within 90 days of purchase.

Six Month Performance ended May 31, 2016
During the period the Fund’s total return was 3.07%, which compared unfavorably to the Index return of 5.22%. The MLP and energy infrastructure equity4 allocation returned 1.9%, while the fixed income assets4 returned 7.1%.

The largest detractor to relative performance was the MLP4 portion of the portfolio, which returned 0.5%, underperforming the Index.

A big driver of returns during the recovery we have experienced in 2016 has been our fixed income exposure.  The bonds in the portfolio actually outpaced the benchmark. While this might be surprising to some, it follows reason that common equities cannot recover value if there is not first a recovery in the value of senior securities.  Another driver of returns was improved returns from the general partners, reversing a trend that hurt the strategy in the second half of 2015.

Since Inception Performance
MLPs have completed a full market cycle since the Fund’s inception in 2010, and today’s long-term relative performance is consistent with what we expected at the Fund’s inception.

Total Returns as of May 31, 2016	Since Inception* (12/27/2010)
MLP & Energy Income Fund – Class I	4.46%
Alerian MLP Index	3.33%

*	Annualized

Since inception, the Fund has returned 4.46%, ahead of the 3.33% annualized return for the Index.  The equity4 portion of the Fund remains the main driver of performance, returning 6.2% annualized since inception. The fixed income4 portion of the strategy has returned 4.7% annualized since inception, ahead of the 1.2% annualized return for the Corporate High Yield/Energy portion of the Barclays U.S. Aggregate Bond Index.

The fixed income portion of the Fund continues to help reduce volatility for the portfolio.  Since inception the Fund’s volatility has averaged about 72% of the Alerian’s volatility. To illustrate risk-adjusted returns, we use the ratio of total annualized return divided by annualized standard deviation.  Since inception the Fund outperformed the Index with less volatility.

Risk-Adjusted Return Ratio	Since Inception (12/27/2010)
MLP & Energy Income Fund – Class I	0.27
Alerian MLP Index	0.14

The Fund continues to exhibit strong correlation to the Index, with a correlation ratio of 0.93 since inception.  We expect that the Fund’s focus on buying MLPs and other securities closely related to MLPs will help keep the correlation with the Index high over time.

Asset Allocation
The equity allocation at May 31, 2016 was lower than the Fund’s average asset mix of 69.3% since inception.  We remain above our long-term equity target of 60% and continue to expect that MLP-related equities will have a positive total return in 2016.  Given our outlook for positive yet volatile returns in the second half of 2016, we have been reducing our equity weightings into strength.

	MLP and Energy Infrastructure Equity[4]	Fixed Income and Cash[4]
Period Ending 5/31/2016	63.0%	37.0%
Average Since Inception (12/27/2010)	69.3%	30.7%

An advantage of the strategy we employ is the ability to invest across the capital structure of the energy infrastructure entities in which we invest.  In the recent period of uncertainty, we chose to purchase more senior securities.  This meant increasing our allocation to fixed income, as stated above, and also purchasing preferred equity securities.  Preferred securities served two purposes for the portfolio: 1) a defensive role when the equity environment was very negative, and 2) increasing our risk exposure as fixed income recovered quickly after the February 2016 bottom in equity and commodity markets.  Preferred issuances have been a source of alternate financing for energy companies in previous cycles, and are of increasing prominence in today’s market.  As equity and commodity markets continue to improve over time, we expect that energy companies will seek new capital in the form of traditional equity and debt as markets allow.

Outlook
While we expect that the Alerian MLP Index will finish the year higher than it is today, we anticipate volatility will remain elevated as the recovery continues to take hold. We are maintaining our high single digit to low double digit total return outlook for the Alerian over the long term and believe that the returns and volatility levels of MLPs will stack up favorably against many similar asset classes that investors are comparing to MLPs.  We also believe that our Fund is structured to achieve similar returns to the Alerian MLP Index over a full market cycle with significantly less volatility.

The issues for MLP investors to focus on have not changed materially over the past six months.  The prominent drivers of performance continue to be correlation with energy-related commodities, slowing distribution growth, and attractive valuation levels.

As “green shoots” continue to take hold, valuation levels rise, and a few high profile distribution cuts occur, we expect MLP levels to rise albeit with a fairly high level of volatility.  As we move into 2017, we would expect that the meaningful progress that MLPs have made in reducing growth expectations, reducing their debt, and improving distribution coverage ratios will result in continued solid returns with a gradual reduction in both correlation to commodity prices and price volatility.  This outlook assumes MLPs will have attractive access to the capital markets.  Based upon the above scenario, lower growth at an enterprise level and in distributions means less capital will be needed.  It appears as though investors are warming to this new outlook, as capital markets reopened at the end of the first quarter.  Calendar year-to-date MLPs have raised over $2 billion in new equity, almost $5 billion through new debt issuances, and $4.8 billion in preferred security offerings.  This total raise is well behind similar periods for recent years but this paints a much healthier picture than the lack of activity we experienced during early 2016.

We believe that there will be weakness in produced volumes of crude oil and natural gas over the next few quarters, perhaps bottoming in 2016 and then recovering somewhat in 2017 and beyond.  During this bottoming process, those assets tied to the import/export of crude oil and refined products should be well positioned.  Additionally, infrastructure near demand centers (refineries, power plants, and population centers) should also see relatively stable volumes.  The next 18 months will be a period of adjustment for issuers and investors, but we are optimistic that the worst is behind us.

As a shareholder, you will receive a 1099 tax form for 2016.  Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed.  Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares.  Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

Advisory Research, Inc.

Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology.   The since inception performance shown for the index is that of the Fund’s inception.

Alerian MLP Equal Weight Index is the equal-weighted version of the Alerian MLP Index, which includes the same 50 companies but allocates a 2% weight to each constituent at each rebalancing.

Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated, investment-grade, fixed rate, taxable bond market of SEC registered securities.  The index includes bonds from the Treasury, Government-Related, Corporate, Mortgage Backed Securities (agency fixed-rate and hybrid Adjustable Rate Mortgage pass-throughs), Asset Backed Securities, and Collateralized Mortgage Backed Securities sectors.

S&P 500 Index is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States.

S&P 500 Energy Index is comprised those companies in the S&P 500 that are classified as members of the GICS energy sector.

West Texas Intermediate (WTI) is a grade of crude oil used as a benchmark in oil pricing.  It is the underlying commodity of the New York Mercantile Exchange’s oil futures contracts.

Indexes are un-managed and do not account for investment expenses.  You cannot invest directly in an index.

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange.  It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather.  MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. Investments in securities of a limited number of issuers or primarily of the energy infrastructure sector exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

 The Fund may invest in derivatives, (futures and options), high yield debt (also known as junk bonds) and ETFs. These investments involve significant risks and losses may occur. Derivatives may be more sensitive to changes in market conditions and may amplify risks.

 The Fund may invest in the debt securities of MLPs and generally, fixed income securities decrease in value when interest rates rise. High yield securities are below investment grade quality and may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Certain transactions including the use of derivatives may give rise to a form of leverage which may increase the risk of loss and cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the NAV of the Fund generally to decline faster than it would otherwise.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

[3]
The Advisor has contractually agreed to waive its fees and/or pay for expenses until March 31, 2017 and may be terminated by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, for three years from the date of any such waiver or payment to the extent a class’s total annual fund operating expenses do not exceed the limits described above.  The recoupment is reflected in the net expense ratio.  Performance would have been lower without fee waivers in effect.

[4]
Sector and allocation performance shows the extent to which underlying holdings affect a fund’s performance relative to its index. The methodology of calculation is different from total return and will not match the fund’s performance.  Performance shown is historical and is no guarantee of future results.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 29.7%
	ENERGY – 27.6%
$325,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	$292,500
1,300,000	Concho Resources, Inc. 5.500%, 4/1/2023[1]	1,300,000
	DCP Midstream LLC
300,000	9.750%, 3/15/2019[2]	319,500
4,125,000	8.125%, 8/16/2030	4,001,250
16,041,000	6.750%, 9/15/2037[2]	13,755,157
5,250,000	HollyFrontier Corp. 5.875%, 4/1/2026[1]	5,391,241
	Kinder Morgan, Inc.
1,200,000	8.050%, 10/15/2030	1,306,619
1,500,000	7.800%, 8/1/2031	1,613,688
5,595,000	7.750%, 1/15/2032	6,052,962
24,012,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	22,676,933
	ONEOK, Inc.
13,650,000	7.500%, 9/1/2023[1]	14,094,307
18,720,000	6.000%, 6/15/2035	15,818,400
	PBF Holding Co. LLC / PBF Finance Corp.
15,750,000	8.250%, 2/15/2020[1]	16,380,000
8,575,000	7.000%, 11/15/2023[1,2]	8,199,844
13,425,000	QEP Resources, Inc. 6.875%, 3/1/2021	13,492,125
2,525,000	Range Resources Corp. 5.750%, 6/1/2021[1]	2,455,563
	Rockies Express Pipeline LLC
1,850,000	6.850%, 7/15/2018[2]	1,924,000
14,850,000	5.625%, 4/15/2020[2]	15,109,875
14,675,000	Spectra Energy Capital LLC 6.750%, 2/15/2032	14,934,645
9,525,000	Tennessee Gas Pipeline Co. LLC 8.375%, 6/15/2032	10,522,029
500,000	Valero Energy Corp. 8.750%, 6/15/2030	642,801
21,585,000	Western Refining, Inc. 6.250%, 4/1/2021[1]	19,480,462
	Williams Cos., Inc.
7,250,000	4.550%, 6/24/2024[1]	6,325,625
11,550,000	8.750%, 3/15/2032	11,925,375
		208,014,901

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL – 0.9%
$8,815,000	Teekay Corp. 8.500%, 1/15/2020[3]	$7,118,113

	UTILITIES – 1.2%
10,000,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 7/15/2019[1]	9,000,000

	TOTAL CORPORATE BONDS (Cost $234,661,967)	224,133,014

Number of Shares

	COMMON STOCKS – 37.2%
	ENERGY – 33.9%
2,156,919	Enbridge Energy Management LLC	47,150,258
1,976,277	EnLink Midstream LLC	30,968,261
1,005,000	Kinder Morgan, Inc.	18,170,400
202,132	NextEra Energy Partners LP	5,766,826
689,590	ONEOK, Inc.	29,824,768
631,157	Pattern Energy Group, Inc. - Class A	13,746,599
611,525	Spectra Energy Corp.	19,483,187
710,475	Tallgrass Energy GP LP - Class A	17,079,819
982,503	Targa Resources Corp.	42,080,603
1,406,445	Williams Cos., Inc.	31,166,821
		255,437,542
	INDUSTRIAL – 1.6%
1,938,771	Teekay Offshore Partners LP3	12,233,645

	UTILITIES – 1.7%
825,245	NRG Yield, Inc. - Class C	12,758,288

	TOTAL COMMON STOCKS (Cost $310,750,510)	280,429,475

	MASTER LIMITED PARTNERSHIPS – 21.3%
	ENERGY – 21.0%
275,725	Buckeye Partners LP	19,830,142
1,095,406	DCP Midstream Partners LP	36,728,963
898,596	Enable Midstream Partners LP	13,065,586
703,490	Energy Transfer Partners LP	25,508,547
981,700	MPLX LP	31,316,230
458,273	Sunoco, Inc.	15,200,916
298,665	TC PipeLines LP	16,495,268
		158,145,652
	INDUSTRIAL – 0.3%
242,410	USD Partners LP	2,525,912

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIPS (Continued)
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $161,868,380)	$160,671,564

	PREFERRED STOCKS – 4.7%
	ENERGY – 4.7%
743,035	Anadarko Petroleum Corp. 7.500%, 6/7/2018[5]	28,736,878
141,510	Kinder Morgan, Inc. 9.750%, 10/26/2018[5]	6,440,828
		35,177,706
	TOTAL PREFERRED STOCKS (Cost $30,504,833)	35,177,706

	SHORT-TERM INVESTMENTS – 6.9%
51,822,936	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.15%[4]	51,822,936

	TOTAL SHORT-TERM INVESTMENTS (Cost $51,822,936)	51,822,936

	TOTAL INVESTMENTS – 99.8% (Cost $789,608,626)	752,234,695
	Other Assets in Excess of Liabilities – 0.2%	1,396,722

	TOTAL NET ASSETS – 100.0%	$753,631,417

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – (0.1)%
	Kinder Morgan, Inc.
(5,200)	Exercise Price: $20, Expiration Date: January 20, 2017	(546,000)
(4,850)	Exercise Price: $23, Expiration Date: January 20, 2017	(232,800)
	Spectra Energy Corp.
(5,939)	Exercise Price: $34, Expiration Date: September 16, 2016	(320,706)

	TOTAL CALL OPTIONS (Proceeds $1,523,548)	(1,099,506)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $1,523,548)	$(1,099,506)

LLC – Limited Liability Company
LP – Limited Partnership

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2016 (Unaudited)

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $62,277,809.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Convertible security.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
SUMMARY OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Energy	27.6%
Utilities	1.2%
Industrial	0.9%
Total Corporate Bonds	29.7%
Common Stocks
Energy	33.9%
Utilities	1.7%
Industrial	1.6%
Total Common Stocks	37.2%
Master Limited Partnerships
Energy	21.0%
Industrial	0.3%
Total Master Limited Partnerships	21.3%
Preferred Stocks
Energy	4.7%
Total Preferred Stocks	4.7%
Short-Term Investments	6.9%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $789,608,626)	$752,234,695
Receivables:
Investment securities sold	15,230,865
Fund shares sold	599,252
Dividends and interest	5,344,258
Prepaid expenses	91,562
Total assets	773,500,632

Liabilities:
Written options contracts, at value (proceeds $1,523,548)	1,099,506
Payables:
Fund shares redeemed	679,269
Investment securities purchased	12,517,903
Due to Custodian	4,681,436
Advisory fees	626,168
Distribution fees - Class A and Class C (Note 7)	84,857
Fund Administration fees	43,982
Fund accounting fees	39,868
Transfer agent fees and expenses	39,044
Custody fees	20,401
Auditing fees	8,841
Chief Compliance Officer fees	5,628
Trustees' fees and expenses	430
Accrued other expenses	21,882
Total liabilities	19,869,215

Net Assets	$753,631,417

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
STATEMENT OF ASSETS AND LIABILITIES - Continued
As of May 31, 2016 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$982,584,914
Accumulated net investment loss	(30,782,084)
Accumulated net realized loss on investments and written options contracts	(161,221,524)
Net unrealized appreciation (depreciation) on:
Investments	(37,373,931)
Written options contracts	424,042
Net Assets	$753,631,417

Class A Shares:
Net Assets applicable to shares outstanding	$61,678,257
Number of shares issued and outstanding	6,717,161
Redemption price per share*	$9.18
Maximum sales charge (5.50% of offering price)**	0.53
Maximum offering price to public	$9.71

Class C Shares:
Net Assets applicable to shares outstanding	$86,283,155
Number of shares issued and outstanding	9,367,824
Offering and redemption price per share*	$9.21

Class I Shares:
Net Assets applicable to shares outstanding	$605,670,005
Number of shares issued and outstanding	67,095,058
Offering and redemption price per share	$9.03

*	No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1% on any shares sold within 12 months of purchasing them.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2016 (Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $1,259)	$4,673,947
Interest	7,969,511
Total investment income	12,643,458

Expenses
Advisory fees	3,104,770
Distribution fees - Class C (Note 7)	379,127
Fund Administration fees	177,798
Fund accounting fees	82,775
Transfer agent fees and expenses	81,107
Distribution fees - Class A (Note 7)	76,945
Custody fees	52,701
Registration fees	48,018
Shareholder reporting fees	30,327
Miscellaneous	19,716
Legal fees	12,534
Auditing fees	8,837
Trustees' fees and expenses	4,817
Chief Compliance Officer fees	3,939
Insurance fees	1,259

Total expenses	4,084,670
Net investment income	8,558,788

Realized and Unrealized Gain (Loss) on Investments and Written Options Contracts:
Net realized loss on:
Investments	(135,636,302)
Written options contracts	(2,145,115)
Net realized loss	(137,781,417)
Net change in unrealized appreciation/depreciation on:
Investments	143,300,486
Written options contracts	424,042
Net change in unrealized appreciation/depreciation	143,724,528
Net realized and unrealized gain on investments and written options contracts	5,943,111

Net Increase in Net Assets from Operations	$14,501,899

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$8,558,788	$15,683,910
Net realized loss on investments and written options contracts	(137,781,417)	(22,594,432)
Net change in unrealized appreciation/depreciation on investments	143,724,528	(287,987,116)
Net increase (decrease) in net assets resulting from operations	14,501,899	(294,897,638)

Distributions to Shareholders:
From net investment income:
Class A	(2,724,376)	(1,726,695)
Class C	(3,188,575)	(1,747,889)
Class I	(23,713,489)	(12,078,423)
From return of capital:
Class A	-	(4,022,122)
Class C	-	(4,207,032)
Class I	-	(27,988,307)
Total distributions to shareholders	(29,626,440)	(51,770,468)

Capital Transactions:
Net proceeds from shares sold:
Class A	11,903,193	49,444,198
Class C	12,063,899	60,062,798
Class I	253,239,080	605,844,119
Reinvestment of distributions:
Class A	1,833,367	4,002,351
Class C	1,146,294	2,039,247
Class I	14,673,081	25,473,205
Cost of shares redeemed:
Class A1	(30,614,197)	(19,298,927)
Class C2	(22,047,725)	(31,429,595)
Class I3	(246,661,717)	(373,107,891)
Net increase (decrease) in net assets from capital transactions	(4,464,725)	323,029,505

Total decrease in net assets	(19,589,266)	(23,638,601)

Net Assets
Beginning of period	773,220,683	796,859,284
End of period	$753,631,417	$773,220,683

Accumulated net investment loss	$(30,782,084)	$(9,714,432)

Capital Share Transactions:
Shares sold:
Class A	1,492,678	3,899,232
Class C	1,523,460	4,722,943
Class I	32,817,446	51,124,536
Shares reinvested:
Class A	237,216	344,619
Class C	145,801	176,450
Class I	1,886,188	2,238,642
Shares redeemed:
Class A	(3,860,438)	(1,631,318)
Class C	(2,804,702)	(2,637,514)
Class I	(31,989,208)	(32,402,964)
Net increase (decrease) in capital share transactions	(551,559)	25,834,626

[1]	Net of redemption fee proceeds of $23,333 and $9,991, respectively.
[2]	Net of redemption fee proceeds of $9,117 and $9,561, respectively.
[3]	Net of redemption fee proceeds of $100,729 and $180,386, respectively.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Year Ended November 30, 2015		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012		For the Period May 18, 2011* through November 30, 2011

Net asset value, beginning of period	$9.35		$13.93		$12.44		$11.24		$10.79		$10.64
Income from Investment Operations:
Net investment income[1]	0.10		0.21		0.18		0.13		0.14		0.04
Net realized and unrealized gain (loss) on investments	0.11		(4.10)		2.18		1.68		0.92		0.41
Total from investment operations	0.21		(3.89)		2.36		1.81		1.06		0.45

Less distributions:
From net investment income	(0.38)		(0.21)		(0.09)		(0.09)		(0.10)		(0.05)
From net realized gain	-		-		(0.53)		(0.33)		(0.18)		(0.01)
From return of capital	-		(0.48)		(0.25)		(0.19)		(0.33)		(0.24)
Total distributions	(0.38)		(0.69)		(0.87)		(0.61)		(0.61)		(0.30)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$9.18		$9.35		$13.93		$12.44		$11.24		$10.79

Total return[3]	2.94%	[4]	(28.82%)		19.05%		16.30%		10.02%		4.32%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$61,678		$82,726		$86,863		$30,567		$12,109		$1,606

Ratio of expenses to average net assets:[5]
Before fees waived/recovered	1.42%	[6]	1.40%		1.40%		1.44%		1.61%		2.76%	[6]
After fees waived/recovered	1.42%	[6]	1.40%		1.43%		1.50%		1.50%		1.50%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	2.65%	[6]	1.68%		1.30%		1.14%		1.14%		(0.54%)	[6]
After fees waived/recovered	2.65%	[6]	1.68%		1.27%		1.08%		1.25%		0.72%	[6]

Portfolio turnover rate	41%	[4]	37%		38%		42%		101%		83%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more, or a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain shares sold within 18 months. If the sales charges were included total returns would be lower.
[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.50%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Year Ended November 30, 2015		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Period April 2, 2012* through November 30, 2012

Net asset value, beginning of period	$9.37		$13.96		$12.46		$11.23		$11.20
Income from Investment Operations:
Net investment income[1]	0.08		0.12		0.07		0.04		0.05
Net realized and unrealized gain (loss) on investments	0.10		(4.12)		2.18		1.67		0.37
Total from investment operations	0.18		(4.00)		2.25		1.71		0.42

Less distributions:
From net investment income	(0.34)		(0.17)		-	[2]	-	[2]	(0.07)
From net realized gain	-		-		(0.53)		(0.33)		(0.11)
From return of capital	-		(0.42)		(0.22)		(0.15)		(0.21)
Total distributions	(0.34)		(0.59)		(0.75)		(0.48)		(0.39)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$9.21		$9.37		$13.96		$12.46		$11.23

Total return[3]	2.59%	[4]	(29.40%)		18.12%		15.41%		3.80%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$86,283		$98,460		$115,033		$48,314		$8,024

Ratio of expenses to average net assets:[5]
Before fees waived/recovered	2.17%	[6]	2.15%		2.15%		2.19%		2.36%	[6]
After fees waived/recovered	2.17%	[6]	2.15%		2.18%		2.25%		2.25%	[6]
Ratio of net investment income to average net assets:
Before fees waived/recovered	1.90%	[6]	0.93%		0.55%		0.39%		0.52%	[6]
After fees waived/recovered	1.90%	[6]	0.93%		0.52%		0.33%		0.63%	[6]

Portfolio turnover rate	41%	[4]	37%		38%		42%		101%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 12 months. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 2.25%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Year Ended November 30, 2015		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013	For the Year Ended November 30, 2012		For the Period December 27, 2010* through November 30, 2011

Net asset value, beginning of period	$9.20		$13.70		$12.24		$11.10	$10.65		$10.00
Income from Investment Operations:
Net investment income[1]	0.11		0.24		0.21		0.16	0.17		0.12
Net realized and unrealized gain (loss) on investments	0.10		(4.03)		2.14		1.64	0.91		1.08
Total from investment operations	0.21		(3.79)		2.35		1.80	1.08		1.20

Less distributions:
From net investment income	(0.38)		(0.22)		(0.11)		(0.13)	(0.11)		(0.09)
From net realized gain	-		-		(0.53)		(0.33)	(0.18)		(0.02)
From return of capital	-		(0.49)		(0.25)		(0.21)	(0.34)		(0.44)
Total distributions	(0.38)		(0.71)		(0.89)		(0.67)	(0.63)		(0.55)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	0.01	-	[2]	-	[2]

Net asset value, end of period	$9.03		$9.20		$13.70		$12.24	$11.10		$10.65

Total return[3]	3.07%	[4]	(28.59%)		19.32%		16.56%	10.35%		12.18%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$605,670		$592,034		$594,964		$348,838	$191,180		$27,045

Ratio of expenses to average net assets:[5]
Before fees waived/recovered	1.17%	[6]	1.15%		1.15%		1.19%	1.36%		3.29%	[6]
After fees waived/recovered	1.17%	[6]	1.15%		1.18%		1.25%	1.25%		1.25%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	2.90%	[6]	1.93%		1.55%		1.39%	1.42%		(0.79%)	[6]
After fees waived/recovered	2.90%	[6]	1.93%		1.52%		1.33%	1.53%		1.25%	[6]

Portfolio turnover rate	41%	[4]	37%		38%		42%	101%		83%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.25%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to December 31, 2013, the Fund was known as FAMCO MLP & Energy Income. The Fund primarily seeks current income and secondarily seeks long-term capital appreciation.  The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011. Class C shares commenced investment operations on April 2, 2012. Class I shares commenced investment operations on December 27, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid [or mean] price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality, and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes.  If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries.  A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries.  At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

Transactions in option contracts written for the six months ended May 31, 2016 were as follows:

	Number of Contracts	Premium Amount
Outstanding at November 30, 2015	-	$-
Options written	30,045	2,378,411
Options terminated in closing purchasing transactions	(12,881)	(756,165)
Options expired	(1,175)	(98,698)
Options exercised	-	-
Outstanding at May 31, 2016	15,989	$1,523,548

(g) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the open years ended November 30, 2012-2015, and as of and during the six months ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Fund will make distributions quarterly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00%, of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A shares, Class C shares, and Class I shares, respectively. This agreement is in effect until March 31, 2017, and it may be terminated before that date only by the Trust's Board of Trustees.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2016, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides the Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$782,527,185

Gross unrealized appreciation	64,445,685
Gross unrealized depreciation	(94,738,175)

Net unrealized depreciation on investments	$(30,292,490)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

As of November 30, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital, other losses and partial MLP dispositions	(55,520,249)
Net unrealized depreciation on investments	(158,308,707)
Total accumulated deficit	$(213,828,956)

At November 30, 2015, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.  Pursuant to the Code, such capital loss carryforwards will expire as follows:

Not Subject to Expiration
Short term	Long Term	Total
$16,052,029	$5,632,495	$21,684,524

The tax character of distributions paid during the fiscal years ended November 30, 2015 and November 30, 2014 for the Fund was as follows:

Distributions paid from:	2015	2014
Ordinary income	$15,553,007	$21,239,232
Long-term capital gains	-	9,814,880
Tax return of capital	36,217,461	12,649,240
Total distributions	$51,770,468	$43,703,352

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended May 31, 2016 and the year ended November 30, 2015, the Fund received $133,179 and $199,938 respectively, in redemption fees.

Note 6 –  Investment Transactions
For the six months ended May 31, 2016, purchases and sales of investments, excluding short-term investments, were $261,365,043 and $297,780,937, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. With respect to Class C shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets. Class I shares of the Fund do not pay any distribution fees.

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

For the six months ended, May 31, 2016 distribution fees for Class A and Class C incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund’s assets carried at fair value:

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$208,014,901	$-	$208,014,901
Industrial	-	7,118,113	-	7,118,113
Utilities	-	9,000,000	-	9,000,000
Common Stocks
Energy	255,437,542	-	-	255,437,542
Industrial	12,233,645	-	-	12,233,645
Utilities	12,758,288	-	-	12,758,288
Master Limited Partnerships
Energy	158,145,652	-	-	158,145,652
Industrial	2,525,912	-	-	2,525,912
Preferred Stocks Energy	35,177,706	-	-	35,177,706
Short-Term Investments	51,822,936	-	-	51,822,936
Total Investments	$528,101,681	$224,133,014	$-	$752,234,695

Liabilities
Written Options Contracts	$1,099,506	$-	$-	$1,099,506

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in written options during the six months ended May 31, 2016.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of May 31, 2016 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$-	Written options contracts, at value	$1,099,506
Total		$-		$1,099,506

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$-	$(2,145,115)
Total	$-	$(2,145,115)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$-	$424,042	$424,042
Total	$-	$424,042	$424,042

The quarterly average volumes of derivative instruments as of May 31, 2016 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	-
	Written options contracts	Number of contracts	(13,365)

Note 11- Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

The Fund’s Statement of Assets and Liabilities (“SAL”) presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below.  Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:
		Amounts Not Offset in the Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Written options contracts, at value - liability	$1,099,506	-	$(1,099,506)	-

Advisory Research MLP & Energy Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Recently Issued Accounting Pronouncements
In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Advisory Research MLP & Energy Income Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2016 (Unaudited)

Expense Example
As a shareholder of the Advisory Research MLP & Energy Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A & Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		12/1/15	5/31/16	12/1/15 - 5/31/16*
Class A	Actual Performance	$1,000.00	$1,029.40	$7.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.90	7.16
Class C	Actual Performance	1,000.00	1,025.90	10.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.15	10.92
Class I	Actual Performance	1,000.00	1,030.70	5.93
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.16	5.90

*	Expenses are equal to the Fund’s annualized expense ratio of 1.42%, 2.17% and 1.17% for Class A, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

Advisory Research MLP &Energy Income Fund
A series of Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research MLP & Energy Income Fund – Class A	INFRX	461 418 543
Advisory Research MLP & Energy Income Fund – Class C	INFFX	461 418 238
Advisory Research MLP & Energy Income Fund – Class I	INFIX	461 418 535

Privacy Principles of the Advisory Research MLP & Energy Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research MLP & Energy Income Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 665-1414, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 665-1414. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Advisory Research MLP & Energy Income Fund
P.O. Box 2175
Milwaukee, WI  53201
Toll Free: (888) 665-1414

Advisory Research MLP & Equity Fund
(Class A: INFJX)
(Class C: INFKX)
(Class I: INFEX)

SEMI-ANNUAL REPORT
May 31, 2016

Advisory Research MLP & Equity Fund
A series of Investment Managers Series Trust

Shareholder letter	1
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	14
Expense Example	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research MLP & Equity Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.advisoryresearch.com

8235 Forsyth Boulevard, Suite 700 Saint Louis, Missouri 63105 Telephone: 314 446-6750 www.advisoryresearch.com

MLP & Equity Fund
(“INFEX, INFJX, INFKX”)
May 31, 2016

Dear Shareholder,

Thank you for your investment in the Advisory Research MLP & Equity Fund (the “Fund”).  This report covers the six month period ending May 31, 2016, as well as an overall update on the Fund’s investments.

Our firm, Advisory Research, Inc., serves as investment advisor for the Fund.  We manage Master Limited Partnerships (“MLPs”) and energy infrastructure assets for investment companies, institutions and high net worth individuals.

The Fund’s primary investment objective is to seek total return.  The Fund will seek to meet its investment objective by opportunistically investing in energy infrastructure securities, with an emphasis on MLPs and entities affiliated with MLPs.  We believe that a well-constructed portfolio of energy infrastructure investments has the potential to provide investors with a mix of current income, growth potential, low correlation to other asset classes, and some tax advantages.

The Alerian MLP Index (the “Index”) moved 5.2% higher during the period.  The Fund underperformed on a relative basis during the period.  There were several notable themes in MLP and energy infrastructure price movements.  Crude oil prices bottomed in February and recovered somewhat through the end of the period.  This price recovery removed some uncertainty from the distribution outlook for MLPs, and higher yielding MLPs outperformed.  During the period, despite the recovery in crude oil prices, growth was still questioned and higher growth MLPs underperformed.  This negatively impacted the Fund as many of our general partner positions were among this higher growth cohort.

The period since the Fund’s inception was a challenging period for performance as the Alerian MLP Index fell -10.12%.  The Fund underperformed with a return of -15.46%.

Fund Results as of May 31, 2016

6 Month Period	Performance	Correlation to Index
MLP & Equity Fund – Class I	2.48%	0.96
Alerian MLP Index	5.22%
Since Inception (8/31/2015)	Performance	Correlation to Index
MLP & Equity Fund – Class I	-15.46%	0.94
Alerian MLP Index	-10.12%

The performance data quoted here represents past performance. Past performance is no guarantee of future results.  Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and most recent month-end performance may be obtained by calling 1-888-665-1414.  The total annual gross and net operating expense ratios for the Fund’s Class I shares are 13.47% and 1.10% respectively1  There is a 2% redemption fee if redeemed within 90 days of purchase.

Outlook

While we expect that the Index will finish the year higher than it is today, we anticipate volatility will remain elevated as the recovery continues to take hold. We are maintaining our 8 to 12% total return outlook over the long term and believe that the returns and volatility levels of MLPs will stack up favorably against many similar asset classes that investors are comparing to MLPs.

1

The issues for MLP investors to focus on have not changed materially over the past six months.  The prominent drivers of performance continue to be correlation with energy-related commodities, slowing distribution growth, and low valuation levels.

As “green shoots” continue to take hold, valuation levels rise, and a few high profile distribution cuts occur, we expect MLP levels to rise albeit with a fairly high level of volatility.  As we move into 2017, we would expect that the meaningful progress that MLPs have made in reducing growth expectations, reducing their debt, and improving distribution coverage ratios will result in continued solid returns with a gradual reduction in both correlation to commodity prices and price volatility.  This outlook assumes MLPs will have attractive access to the capital markets.  Based upon the above scenario, lower growth at an enterprise level and in distributions means less capital will be needed.  It appears as though investors are warming to this new outlook, as capital markets reopened at the end of the first quarter.  Calendar year-to-date MLPs have raised over $2 billion in new equity, almost $5 billion through new debt issuances, and $4.8 billion in preferred security offerings.  This total raise is well behind similar periods for recent years but this paints a much healthier picture than the lack of activity we experienced during early 2016.

We believe that there will be weakness in produced volumes of crude oil and natural gas over the next few quarters, perhaps bottoming in 2016 and then recovering somewhat in 2017 and beyond.  During this bottoming process, those assets tied to the import/export of crude oil and refined products should be well positioned.  Additionally, infrastructure near demand centers (refineries, power plants, and population centers) should also see relatively stable volumes.  The next 18 months will be a period of adjustment for issuers and investors, but we are optimistic that the worst is behind us.

As a shareholder, you will receive a 1099 tax form for 2016.  Therefore, if you are a tax-exempt investor holding Fund shares you generally will not have unrelated business taxable income (“UBTI”) attributable to your ownership or sale of the Fund shares unless your ownership of the shares is debt-financed.  Similarly, it is generally expected that you will not become subject to additional state and local income tax return filing requirements by reason of your holdings of Fund shares.  Please consult your tax advisor for information specific to your situation.

We appreciate your investment in the Fund.

Sincerely,

Advisory Research, Inc.

Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated using a float-adjusted, capitalization-weighted methodology.   The since inception performance shown for the index is that of the Fund’s inception.

Alerian MLP Equal Weight Index is the equal-weighted version of the Alerian MLP Index, which includes the same 50 companies but allocates a 2% weight to each constituent at each rebalancing.

S&P 500 Index is a value weighted index of the prices of 500 large cap common stocks actively traded in the United States.

S&P 500 Energy Index is comprised those companies in the S&P 500 that are classified as members of the GICS energy sector.

West Texas Intermediate (WTI) is a grade of crude oil used as a benchmark in oil pricing.  It is the underlying commodity of the New York Mercantile Exchange’s oil futures contracts.

Indexes are un-managed and do not account for investment expenses.  You cannot invest directly in an index.

2

Master limited partnership (MLP) is a limited partnership that is publicly traded on a securities exchange.  It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.

Investing in MLPs differs from investments in common stock including risks related to cash flow, dilution and voting rights. Investments are concentrated in the energy infrastructure sector; with an exclusive emphasis on securities issued by MLPs. Concentration of the Fund's investment in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs, may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, changes in the economy or the regulatory environment or extreme weather.  MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership which could reduce the value and income produced from the Fund.

The Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. Investments in securities of a limited number of issuers or primarily of the energy infrastructure sector exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

The Fund intends to elect to be treated and to qualify each year, as a “regulated investment company” (RIC) under the U.S. Internal Revenue Code of 1986 (the “Code”). The Fund must meet certain source-of-income, asset diversification and annual distribution requirements to maintain RIC status. If for any taxable year the Fund fails to qualify as a RIC, all taxable income will be subject to federal income tax and possibly state and local income tax at regular corporate rates (without any deduction for distributions to shareholders) and any income available for distribution will be reduced.

1The Advisor has contractually agreed to waive its fees and/or pay for expenses until March 31, 2017 and may be terminated by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, for three years from the date of any such waiver or payment to the extent a class’s total annual fund operating expenses do not exceed the limits described above.

The views in this shareholder letter were those of the Investment Advisor as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.
3

Advisory Research MLP & Equity Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 74.4%
	ENERGY – 65.5%
54,659	Enbridge Energy Management LLC	$1,194,855
52,385	EnLink Midstream LLC	820,873
13,185	EQT Corp.	965,801
36,620	Kinder Morgan, Inc.	662,090
18,610	NextEra Energy Partners LP	530,943
20,890	ONEOK, Inc.	903,493
25,235	Pattern Energy Group, Inc. - Class A	549,618
29,465	Spectra Energy Corp.	938,755
29,265	Tallgrass Energy GP LP - Class A	703,531
14,915	Targa Resources Corp.	638,809
35,610	Williams Cos., Inc.	789,118
		8,697,886
	INDUSTRIAL – 5.0%
62,300	Teekay Corp.[1]	655,396

	UTILITIES – 3.9%
33,770	NRG Yield, Inc. - Class C	522,084

	TOTAL COMMON STOCKS (Cost $9,559,859)	9,875,366

	MASTER LIMITED PARTNERSHIPS – 24.4%
	ENERGY – 20.8%
6,795	Buckeye Partners LP	488,696
14,690	DCP Midstream Partners LP	492,556
21,080	Enable Midstream Partners LP	306,503
36,625	EnLink Midstream Partners LP	576,478
19,110	MPLX LP	609,609
5,840	Tesoro Logistics LP	287,036
		2,760,878
	UTILITIES – 3.6%
11,145	Western Gas Equity Partners LP	468,647

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,785,782)	3,229,525

	SHORT-TERM INVESTMENTS – 1.3%
178,795	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.15%[2]	178,795

	TOTAL SHORT-TERM INVESTMENTS (Cost $178,795)	178,795

4

Advisory Research MLP & Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2016 (Unaudited)

TOTAL INVESTMENTS – 100.1% (Cost $12,524,436)	$13,283,686
Liabilities in Excess of Other Assets – (0.1)%	(8,965)

TOTAL NET ASSETS – 100.0%	$13,274,721

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

5

Advisory Research MLP & Equity Fund
SUMMARY OF INVESTMENTS
As of May 31, 2016 (Unaudited)

Security Type	Percent of Total Net Assets
Common Stocks
Energy	65.5%
Industrial	5.0%
Utilities	3.9%
Total Common Stocks	74.4%
Master Limited Partnerships
Energy	20.8%
Utilities	3.6%
Total Master Limited Partnerships	24.4%
Short-Term Investments	1.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

6

Advisory Research MLP & Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $12,524,436)	$13,283,686
Receivables:
Investment securities sold	92,242
Due from Advisor	11,566
Dividends and interest	17,125
Prepaid expenses	34,545
Offering costs	3,567
Total assets	13,442,731

Liabilities:
Payables:
Investment securities purchased	89,935
Due to Custodian	39,069
Distribution fees - Class A and Class C (Note 7)	317
Auditing fees	13,400
Transfer agent fees and expenses	9,739
Fund accounting fees	5,919
Fund Administration fees	4,834
Custody fees	1,593
Chief Compliance Officer fees	1,430
Accrued other expenses	1,774
Total liabilities	168,010

Net Assets	$13,274,721

See accompanying Notes to Financial Statements.
7

Advisory Research MLP & Equity Fund
STATEMENT OF ASSETS AND LIABILITIES - Continued
As of May 31, 2016 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,890,581
Accumulated net investment loss	(13,453)
Accumulated net realized loss on investments	(361,657)
Net unrealized appreciation on investments	759,250
Net Assets	$13,274,721

Class A Shares:
Net Assets applicable to shares outstanding	$1,545,878
Number of shares issued and outstanding	184,149
Redemption price per share*	$8.39
Maximum sales charge (5.50% of offering price)**	0.49
Maximum offering price to public	$8.88

Class C Shares:
Net Assets applicable to shares outstanding	$850
Number of shares issued and outstanding	100
Offering and redemption price per share*	$8.49

Class I Shares:
Net Assets applicable to shares outstanding	$11,727,993
Number of shares issued and outstanding	1,396,930
Offering and redemption price per share	$8.40

*	No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1% on any shares sold within 12 months of purchasing them.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.
8

Advisory Research MLP & Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2016 (Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $685)	$115,413
Interest	167
Total investment income	115,580

Expenses
Advisory fees	41,447
Transfer agent fees and expenses	24,026
Registration fees	22,867
Fund administration fees	21,348
Fund accounting fees	16,473
Offering costs	12,735
Auditing fees	12,649
Legal fees	7,283
Custody fees	6,983
Miscellaneous	4,358
Shareholder reporting fees	3,730
Trustees' fees and expenses	3,443
Chief Compliance Officer fees	1,833
Distribution fees - Class A (Note 7)	1,453
Insurance fees	601
Distribution fees - Class C (Note 7)	82

Total expenses	181,311
Advisory fees waived	(41,447)
Other expenses absorbed	(84,722)
Net expenses	55,142
Net investment income	60,438

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(353,715)
Net change in unrealized appreciation/depreciation	1,552,617
Net realized and unrealized gain on investments	1,198,902

Net increase in Net Assets from Operations	$1,259,340

See accompanying Notes to Financial Statements.

9

Advisory Research MLP & Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Period August 31, 2015* through November 30, 2015
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$60,438	$(558)
Net realized loss on investments	(353,715)	(7,800)
Net change in unrealized appreciation/depreciation on investments	1,552,617	(793,367)
Net increase (decrease) in net assets resulting from operations	1,259,340	(801,725)

Distributions to Shareholders:
From net investment income:
Class A	(7,657)	-
Class C	(87)	-
Class I	(67,309)	-
Total	(75,053)	-
From capital gains:
Class A	(82)	-
Class C	(5)	-
Class I	(544)	-
Total	(631)	-
Total distributions to shareholders	(75,684)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	1,270,944	71,564
Class C	74,483	1,000
Class I	3,259,148	8,613,585
Reinvestment of distributions:
Class A	7,739	-
Class C	92	-
Class I	67,776	-
Cost of shares redeemed:
Class A1	(47,590)	-
Class C2	(58,251)	-
Class I3	(367,700)	-
Net increase in net assets from capital transactions	4,206,641	8,686,149

Total increase in net assets	5,390,297	7,884,424

Net Assets
Beginning of period	7,884,424	-
End of period	$13,274,721	$7,884,424

Accumulated net investment income (loss)	$(13,453)	$1,162

Capital Share Transactions:
Shares sold:
Class A	181,606	8,561
Class C	10,520	100
Class I	490,033	946,464
Shares reinvested:
Class A	988	-
Class C	14	-
Class I	8,560	-
Shares redeemed:
Class A	(7,007)	-
Class C	(10,534)	-
Class I	(48,127)	-
Net increase in capital share transactions	626,054	955,125

*	Commencement of operations.

[1]	Net of redemption fee proceeds of $139 and $0, respectively.
[2]	Net of redemption fee proceeds of $2 and $0, respectively.
[3]	Net of redemption fee proceeds of $1,023 and $0, respectively.

See accompanying Notes to Financial Statements.

10

Advisory Research MLP & Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Period August 31, 2015* through November 30, 2015

Net asset value, beginning of period	$8.26		$10.00
Income from Investment Operations:
Net investment gain (loss)[1]	0.03		(0.01)
Net realized and unrealized gain (loss) on investments	0.14		(1.73)
Total from investment operations	0.17		(1.74)

Less distributions:
From net investment income	(0.04)		-
From net realized gain	-	[2]	-
Total distributions	(0.04)		-

Redemption fee proceeds[1]	-	[2]	-

Net asset value, end of period	$8.39		$8.26

Total return[3]	2.13%	[4]	(17.40%)	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,546		$71

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	3.93%	[6]	13.72%	[6]
After fees waived and expenses absorbed	1.35%	[6]	1.35%	[6]
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed	(1.56%)		(12.71%)
After fees waived and expenses absorbed	1.02%	[6]	(0.34%)	[6]
Portfolio turnover rate	40%	[4]	11%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more, or a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain shares sold within 18 months. If the sales charges were included total returns would be lower.
[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.35%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

11

Advisory Research MLP & Equity Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Period August 31, 2015* through November 30, 2015

Net asset value, beginning of period	$8.24		$10.00
Income from Investment Operations:
Net investment gain (loss)[1]	0.01		(0.03)
Net realized and unrealized gain (loss) on investments	0.25		(1.73)
Total from investment operations	0.26		(1.76)

Less distributions:
From net investment income	(0.01)		-
From net realized gain	-	[2]	-
Total distributions	(0.01)		-

Redemption fee proceeds[1]	-	[2]	-

Net asset value, end of period	$8.49		$8.24

Total return[2]	3.17%	[4]	(17.60%)	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1		$1

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	4.68%	[6]	14.47%	[6]
After fees waived and expenses absorbed	2.10%	[6]	2.10%	[6]
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed	(2.31%)	[6]	(13.59%)	[6]
After fees waived and expenses absorbed	0.27%	[6]	(1.22%)	[6]
Portfolio turnover rate	40%	[4]	11%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more, or a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain shares sold within 18 months. If the sales charges were included total returns would be lower.
[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 2.10%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

12

Advisory Research MLP & Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2016 (Unaudited)		For the Period August 31, 2015* through November 30, 2015

Net asset value, beginning of period	$8.25		$10.00
Income from Investment Operations:
Net investment gain (loss)[1]	0.04		-	[2]
Net realized and unrealized gain (loss) on investments	0.16		(1.75)
Total from investment operations	0.20		(1.75)

Less distributions:
From net investment income	(0.05)		-
From net realized gain	-	[2]	-
Total distributions	(0.05)		-

Redemption fee proceeds[1]	-	[2]	-

Net asset value, end of period	$8.40		$8.25

Total return[4]	2.48%	[4]	(17.50%)	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,728		$7,813

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	3.68%	[6]	13.47%	[6]
After fees waived and expenses absorbed	1.10%	[6]	1.10%	[6]
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed	(1.31%)	[6]	(12.46%)	[6]
After fees waived and expenses absorbed	1.27%	[6]	(0.09%)	[6]
Portfolio turnover rate	40%	[4]	11%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses to 1.10%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

13

Advisory Research MLP & Equity Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Equity Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).   The Fund’s primary investment objective is to seek total return.  The Fund offers three classes of shares, Class A, Class C and Class I. All three share classes commenced investment operations on August 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946
“Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid [or mean] price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality, and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

14

Advisory Research MLP & Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes.  If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries.  A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries.  At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

15

Advisory Research MLP & Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the open year ended November 30, 2015, and as of and during the six months ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions semi-annually and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85%, of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A shares, Class C shares, and Class I shares, respectively. This agreement is in effect until March 31, 2017, and it may be terminated before that date only by the Trust's Board of Trustees.

For the six months ended May 31, 2016, the Advisor waived fees totaling $126,169.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  At May 31, 2016, the amount of potentially recoverable expenses was $200,344.  The Advisor may recapture all or a portion of this amount no later than November 30 of the years stated below:

2018	$74,175
2019	126,169
Total	$200,344

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2016, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

16

Advisory Research MLP & Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2016 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$12,509,449

Gross unrealized appreciation	1,895,599
Gross unrealized depreciation	(1,121,362)

Net unrealized appreciation on investments	$774,237

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1,162
Undistributed long-term capital gains	622
Tax accumulated earnings	1,784

Accumulated capital, other losses and partial MLP dispositions	(34,729)
Net unrealized depreciation on investments	(766,571)
Total accumulated deficit	$(799,516)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended May 31, 2016 and the year ended November 30, 2015, the Fund received $1,164 and $0 respectively, in redemption fees.

Note 6 –  Investment Transactions
For the six months ended May 31, 2016, purchases and sales of investments, excluding short-term investments, were $8,225,501 and $3,941,445, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Class A shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. With respect to Class C shares of the Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets. Class I shares of the Fund do not pay any distribution fees.

For the six months ended May 31, 2016, distribution fees for Class A and Class C incurred are disclosed on the Statement of Operations.

17

Advisory Research MLP & Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund’s assets carried at fair value:

18

Advisory Research MLP & Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2016 (Unaudited)

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$9,875,366	$-	$-	$9,875,366
Master Limited Partnerships*	3,229,525	-	-	3,229,525
Short-Term Investments	178,795	-	-	178,795
Total Investments	$13,283,686	$-	$-	$13,283,686

*	All common stocks and master limited partnerships held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Recently Issued Accounting Pronouncements
In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

19

Advisory Research MLP & Equity Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2016 (Unaudited)

Expense Example
As a shareholder of the Advisory Research MLP & Equity Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A & Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		12/1/15	5/31/16	12/1/15 – 5/31/16
Actual Performance*	Class A	$1,000.00	$1,021.30	$6.81
	Class C	1,000.00	1,031.70	10.65
	Class I	1,000.00	1,024.80	5.56
		12/1/15	5/31/16	12/1/15 – 5/31/16
Hypothetical (5% annual return before expenses)	Class A	1,000.00	1,018.26	6.80
	Class C	1,000.00	1,014.52	10.56
	Class I	1,000.00	1,019.51	5.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.10% and 1.10% for Class A, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

20

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Advisory Research MLP & Equity Fund
A series of Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research MLP & Equity Fund – Class A	INFJX	461 41Q 790
Advisory Research MLP & Equity Fund – Class C	INFKX	461 41Q 782
Advisory Research MLP & Equity Fund – Class I	INFEX	461 41Q 774

Privacy Principles of the Advisory Research MLP & Equity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research MLP & Equity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 665-1414, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 665-1414. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Advisory Research MLP & Equity Fund
P.O. Box 2175
Milwaukee, WI  53201
Toll Free: (888) 665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/9/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/9/16

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/9/16